Shareholders' equity	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Shareholders' equity
30. Shareholders’ equity

	As at March 31, 2020 (in Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2021 (in Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2021 (US dollars in million)
Authorised Share Capital:
Opening and closing balance (equity shares of ₹ 1 each with voting rights) a	44,020	44,020	44,020	44,020	602
Authorised preference share capital:
Opening and closing balance (preference shares of ₹ 10 each)	3,010	30,100	3,010	30,100	412
Issued, subscribed and paid up
Equity shares of ₹ 1 each with voting right a,b,c,d	3,718	3,718	3,718	3,718	51

a)	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.
b)
This includes 261,780,208 equity shares in the form of 65,445,052 American Depository Shares (ADS) and 160,903,244 equity shares in the form of 40,225,811 American Depository Shares (ADS) as at March 31, 2020 and March 31, 2021, respectively.

c)
Includes 308,232 equity shares as at March 31, 2020 and 308,232 equity shares as at March 31, 2021 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.

d)	Includes 14,378,261 equity shares as at March 31, 2020 and 12,193,159 equity shares as at March 31, 2021 held by Vedanta Limited ESOS Trust.
Securities premium
Securities premium is created to record amounts received in excess of the par value of shares in separate account as required by the Indian Companies Act. The securities premium account may be applied by the company towards the issue of unissued shares of the company to the members of the company as fully paid bonus shares, writing off the preliminary expenses of the company, writing off the expenses of, or the commission paid or discount allowed on any issue of shares or debentures of the company, providing for the premium payable on the redemption of any redeemable preference shares or of any debentures of the company; or for the purchase of its own shares or other securities.
Retained earnings includes amongst others, general reserve, debenture redemption reserve, capital reserve and preference share redemption reserve.
General reserve
Under the erstwhile Indian Companies Act, 1956, a general reserve was created through an annual transfer of net income at a specified percentage in accordance with applicable regulations. The purpose of these transfers was to ensure that if a dividend distribution in a given year is more than 10.0% of the paid-up
capital of the Company for that year, then the total dividend distribution is less than the total distributable results for that year. Consequent to introduction of Companies Act 2013, the requirement to mandatory transfer a specified percentage of the net profit to general reserve has been withdrawn. The balance in general reserves, as determined in accordance with applicable regulations, was
₹
 160,950 million and
₹
 160,950 million ($ 2,201 million) as at March 31, 2020 and March 31, 2021 respectively.

Debenture redemption reserve
As per the earlier provision under the Indian Companies Act, companies that issue debentures were required to create debenture redemption reserve from annual profits until such debentures are redeemed. Companies are required to maintain 25% as a reserve of outstanding redeemable debentures. The amounts credited to the debenture redemption reserve may not be utilized except to redeem debentures. The MCA vide its Notification dated August 16, 2019, had amended the Companies (Share Capital and Debenture) Rules, 2014, wherein the requirement of creation of Debenture Redemption Reserve has been exempted for certain class of companies, hence, in view of the same, Vedanta Limited is not required to create Debenture Redemption Reserve. Retained earnings include
₹
 11,115 million and
₹
 5,835 million ($ 80 million) of debenture redemption reserve as at March 31, 2020 and March 31, 2021 respectively.
Preference share redemption reserve
The Indian Companies Act provides that companies that issue preference shares may redeem those shares from profits of the Company which otherwise would be available for dividends, or from proceeds of a new issue of shares made for the purpose of redemption of the preference shares. If there is a premium payable on redemption, the premium must be provided, either by reducing the additional paid in capital (securities premium account) or out of profits, before the shares are redeemed.
If profits are used to redeem preference shares, the value of the nominal amount of shares redeemed should be transferred from profits (retained earnings) to the preference share redemption reserve account. This amount should then be utilised for the purpose of redemption of redeemable preference shares. This reserve can be used to issue fully paid-up
bonus shares to the shareholders of Vedanta Limited. Retained earnings include
₹
 30,869 million and
₹
 30,869 million ($ 422 million) of preference share redemption reserve as at March 31, 2020 and March 31, 2021 respectively.
Capital reserve
The balance in capital reserve as at March 31, 2020 and March 31, 2021 is
₹
 184,328 million and
₹
 182,697 million ($ 2,498 million) respectively. The balance in capital reserve has mainly arisen pursuant to extinguishment of non-controlling
interests of erstwhile Cairn India Limited and acquisition of ASI. Further, changes in capital reserve are due to recognition/derecognition of put option liability and non-controlling
interests pertaining to ASI.